Related Party and Party-In-Interest Transactions - Summary of Employee Benefit Plan Party-in-Interest Transactions Are Exempt and Consist of Notes Receivable From Participants Investments (Parenthetical) (Details)
Dec. 31, 2025
EBP 003 | Minimum | Vanguard Group, Inc | Aimco Common Stock
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Percentage of plan assets invested in funds	10.00%